Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
Non-cash investing activities include $412 thousand, $8.0 million and $8.2 million related to mergers and exchanges completed with equity securities, fixed income securities and modifications of certain mortgage loans in 2020, 2019 and 2018, respectively.
Liabilities for collateral received in conjunction with the Company’s securities lending program were $76.4 million, $158.1 million and $69.8 million as of December 31, 2020, 2019 and 2018, respectively, and are reported in other liabilities and accrued expenses.
The accompanying cash flows are included in cash flows from operating activities in the Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in thousands)	2020	2019	2018
Net change in proceeds managed
Net change in short-term investments	$81,718	$(88,323)	$(10,721)
Operating cash flow provided (used)	$81,718	$(88,323)	$(10,721)

Net change in liabilities
Liabilities for collateral, beginning of year	$(158,111)	$(69,788)	$(59,067)
Liabilities for collateral, end of year	(76,393)	(158,111)	(69,788)
Operating cash flow (used) provided	$(81,718)	$88,323	$10,721